Note 1 - Organization and Summary of Significant Accounting Policies: Loss Per Share (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Loss Per Share

Loss per Share

Basic loss per share has been computed by dividing the loss for the period applicable to the common stockholders’ by the weighted average number of common shares outstanding during the period.